UNITED STATES OMB APPROVAL
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                        SECURITIES AND EXCHANGE COMMISSION
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                                  OMB Number:
                           Expires: August 31, 2000
                            Washington, D. C. 20549


                                  FORM 24F-2


                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2




1. Name and address of issuer: Renaissance Capital Greenwich Funds
                               325 Greenwich Avenue
                               Greenwich, CT  06830

           The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                                      NONE

2.             Investment Company Act File Number:  811-08049

3.             Securities Act File Number:  333-21311

4(a).  Last day of fiscal year for which the Form is filed:  September 30, 1998

4(b).  [  ]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

5. Calculation of registration fee:

       (i)  Aggregate  sale  price  of  securities  sold during  the  fiscal
            year  pursuant  to Section 24(f):                    $12,919,811.00

       (ii) Aggregate price of securities redeemed or repurchased during the
            fiscal year:                                         $ 3,018,581.00

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
             11, 1995 that were not previously used to reduce
             registration fees payable to the Commission:                    $0

       (iv)  Total available redemption credits [add Items 5(ii)and 5(iii)]:
                                                                 $ 3,018,581.00

       (v)   Net  Sales - if Item  5(i) is  greater  than  Item  5(iv)[subtract
             Item 5(iv) from Item 5(i)]:                         $ 9,901,230.00

       (vi)  Redemption credits available for use in future years - if Item 5(i)
             is less than Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:    $0

       (vii) Multiplier for determining registration fee (See Instruction
             C.9):                                                     x  1/278

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):                         $  2,752.54


6.      Prepaid Shares

                 If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___________.

7. Interest due - If this Form is being filed more than 90 days after the end of
   the issuer's fiscal year (see instruction D):                           +  $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $2,752.54

9. Date the registration fee and any interest payment was sent to the commission's lockbox depository:

                               Method of Delivery:

                                     [  X ]  Wire Transfer  CIK0001026634

                                     [    ]  Mail or other means



                                SIGNATURES






         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated


         By (Signature and Title)   *  _____________/S/____________________
                                        Linda R. Killian
                                        Secretary

         Date:  December 14, 1998


  *  Please print the name and title of the signing officer below the signature.